Business, Basis of Presentation and Significant Accounting Policies - Effects of Changes in Accounting Principles (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Accounting Standards Update 2009-17 and 2010-10	Dec. 31, 2010 Accounting Standards Update 2010-26 Prior to implementation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in Future policy benefits	$ (10,700,000,000)
Increase in total assets after adoption of new accounting principle		1,700,000,000
Increase in total liabilities after adoption of new accounting principle		1,400,000,000
Difference in fair value of assets and liabilities recorded in Appropriated retained earnings		297.2
Impact to Retained earnings as a result of implementation of new accounting principle			1,200,000,000
Tax on impact to Retained earnings as a result of implementation of new accounting principle			$ 300.8